Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Reconciliation Property Plant and Equipment
	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Plant and equipment - at cost	4,539,525	4,385,521
Less: Accumulated depreciation	(2,294,825)	(1,769,441)

Total	2,244,700	2,616,080

Schedule of Reconciliation Property Plant and Equipment

	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Opening balance	2,616,080	3,025,170
Additions	111,563	176,113
Foreign exchange movement	36,688	7,182
Depreciation expense	(519,631)	(592,385)

Carrying amount at end of period	2,244,700	2,616,080